Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Statement of Comprehensive Income [Abstract]
Net loss	$ (6,740)	$ (5,446)	$ (13,197)	$ (17,717)	$ (15,283)	$ (25,798)
Other Comprehensive Income (Loss), Net of Tax [Abstract]
Foreign currency translation adjustments	6	5	(23)	7	(2)	2
Other comprehensive (loss) income, net of tax	6	5	(23)	7	(2)	2
Comprehensive loss	$ (6,734)	$ (5,441)	$ (13,220)	$ (17,710)	$ (15,285)	$ (25,796)